EMPLOYEE STOCK OWNERSHIP PLAN (Details)				12 Months Ended
	Jul. 28, 2025 shares	Apr. 29, 2025 shares	Jan. 06, 2025 employee item $ / shares shares	Sep. 30, 2025 USD ($) item	Apr. 30, 2025 shares
EMPLOYEE STOCK OWNERSHIP PLAN
Number of shares authorized					1,583,000
ESOP, total fair value | $				$ 5,578,303
Amortization period				24 months
Accumulated amortization | $				$ 2,091,864
Deferred stock compensation | $				$ 3,486,439
Employees
EMPLOYEE STOCK OWNERSHIP PLAN
Number of individuals | employee			2
Service providers
EMPLOYEE STOCK OWNERSHIP PLAN
Number of individuals | item			3	3
ESOP, number of shares issued	233,000	800,000
ESOP, number of shares vested	233,000	800,000
Common Class A | Employees
EMPLOYEE STOCK OWNERSHIP PLAN
ESOP, number of shares granted			550,000
ESOP, grant date fair value, per share | $ / shares			$ 5.4
Common Class A | Service providers
EMPLOYEE STOCK OWNERSHIP PLAN
ESOP, number of shares granted			1,033,000
ESOP, grant date fair value, per share | $ / shares			$ 5.4